Share based compensation - Additional Information (Details) - shares											12 Months Ended
	Nov. 04, 2019	May 28, 2019	Mar. 07, 2019	Mar. 07, 2019	Jan. 02, 2019	Apr. 04, 2018	Jan. 15, 2016	Mar. 06, 2015	Sep. 01, 2014	Mar. 12, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount											2,544,983	1,984,983	1,343,375
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			560,000			1,719,733	205,519	37,797	5,595	22,118
Dividend equivalent rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	1,146,517										1,146,517
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		59,237		86,210	176,659						322,106
Equity Incentive Plan 2013 [Member] | Dividend equivalent rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period											1,146,517
Equity Incentive Plan 2013 [Member] | Officers And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period											2,550,762
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period											5,779
Equity Incentive Plan 2013 [Member] | Officers And Directors [Member] | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period											322,106